Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Contract drilling	$ 1,085,794	$ 745,574	$ 638,050
Costs and expenses
Contract drilling	(459,617)	(337,277)	(331,495)
General and administrative expenses	(57,662)	(48,614)	(45,386)
Depreciation expense	(199,337)	(149,465)	(127,698)
Costs and Expenses	(716,616)	(535,356)	(504,579)
Loss of hire insurance recovery	0	0	23,671
Operating income	369,178	210,218	157,142
Other income (expense)
Costs on interest rate swap termination	0	(38,184)	0
Interest expense	(130,130)	(94,027)	(104,685)
Total interest expense	(130,130)	(132,211)	(104,685)
Costs on extinguishment of debt	0	(28,428)	0
Other income (expense)	(5,171)	(1,554)	3,245
Income before income taxes	233,877	48,025	55,702
Income tax expense	(45,620)	(22,523)	(21,713)
Net income	$ 188,257	$ 25,502	$ 33,989
Earnings per common share, basic (Note 8)	$ 0.87	$ 0.12	$ 0.16
Weighted-average number of common shares, basic (Note 8)	217,223	216,964	216,901
Earnings per common share, diluted (Note 8)	$ 0.87	$ 0.12	$ 0.16
Weighted-average number of common shares, diluted (Note 8)	217,376	217,421	216,903